OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Other Assets Pledged as Collateral	Assets pledged

(in thousands of $)	2017	2016
Carrying value of vessels and equipment secured against long-term loans and capital leases	1,555,092	1,622,416